Mobile Financial Services activities - Maturities of financial assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Other current financial assets	€ 2,313	€ 3,259	€ 4,766
Derivative financial assets, undiscounted cash flows	€ 689